Segmental analyses	12 Months Ended
Dec. 31, 2018
Reportable Segments [Abstract]
Segmental analyses

2 Segmental analyses (revised)

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has fully restated (“revised”) prior periods, as explained in notes 1 and 31.

Due to the acquisition of RAI, the Group revised its organisational structure. RAI is reported as a separate region (United States). The markets which previously comprised EEMEA merged with the Americas, Western Europe and Asia-Pacific to form three new regions. The markets in the Middle East merged with Asia-Pacific to form the Asia-Pacific and Middle East region (APME). The markets in East and Central Africa, West Africa and Southern Africa merged with the Americas region to form the Americas and Sub-Saharan Africa region (AmSSA). The markets in Russia, Ukraine, Caucasus, Central Asia, Belarus, Turkey and North Africa merged with the Western Europe region to form the Europe and North Africa region (ENA). The segments disclosed below have been revised on this new basis.

As the chief operating decision maker, the Management Board reviews external adjusted revenues and adjusted profit from operations to evaluate segment performance and allocate resources to the overall business. The results of Next Generation Products are reported as part of the results of each geographic region and are not currently material to the Group. Consequently, it is not considered a reportable segment that requires separate disclosure under the requirements of IFRS 8 Operating Segments. Interest income, interest expense and taxation are centrally managed and accordingly such items are not presented by segment as they are excluded from the measure of segment profitability.

The four geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. The Management Board reviews current and prior year adjusted segmental revenue, adjusted profit from operations of subsidiaries and joint operations, and adjusted post-tax results of associates and joint ventures at constant rates of exchange. The constant rate comparison provided for reporting segment information is based on a retranslation, at prior year exchange rates, of the current year results of the Group, including intercompany royalties payable in foreign currency to UK entities. However, the Group does not adjust for the normal transactional gains and losses in operations which are generated by movements in exchange rates.

In respect of the United States region, all financial statements and financial information provided by or with respect to the US business or RAI (and/or the RAI Group) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the US business or RAI (and/or the RAI Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to International Financial Reporting Standards as issued by the IASB and adopted by the European Union (IFRS). To the extent any such financial information provided in these financial statements relate to the US business or RAI (and/or the RAI Group) it is provided as an explanation of the US business' or RAI’s (and/or the RAI Group’s) primary US GAAP based financial statements and information.

The following table shows 2018 revenue and adjusted revenue at current rates, and 2018 adjusted revenue translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates of exchange.

					2018			2017

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	9,838	(343)	9,495	–	9,495	4,160	–	4,160

APME	5,250	(368)	4,882	–	4,882	4,973	–	4,973

AMSSA	4,560	(449)	4,111	–	4,111	4,323	–	4,323

ENA	6,112	(288)	5,824	180	6,004	5,850	258	6,108

Revenue	25,760	(1,448)	24,312	180	24,492	19,306	258	19,564

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2017 revenue and adjusted revenue at current rates, and 2017 adjusted revenue translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

	2017					2016

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Revenue £m

United States	3,958	202	4,160	–	4,160	–

APME	4,776	197	4,973	–	4,973	4,769

AMSSA	4,365	(42)	4,323	–	4,323	4,038

ENA	5,507	343	5,850	258	6,108	5,323

Revenue	18,606	700	19,306	258	19,564	14,130

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2018 profit from operations and adjusted profit from operations at current rates, and 2018 adjusted profit from operations translated using 2017 rates of exchange. The 2017 figures are stated at the 2017 rates.

	2018					2017

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	4,686	(175)	4,511	(505)	4,006	1,928	(763)	1,165

APME	2,099	(151)	1,948	(90)	1,858	2,049	(147)	1,902

AMSSA	1,922	(184)	1,738	(194)	1,544	1,782	(134)	1,648

ENA	2,217	(67)	2,150	(245)	1,905	2,170	(473)	1,697

Profit from operations	10,924	(577)	10,347	(1,034)	9,313	7,929	(1,517)	6,412

Net finance costs	(1,415)	30	(1,385)	4	(1,381)	(889)	(205)	(1,094)

United States	–	–	–	–	–	624	23,195	23,819

APME	417	(33)	384	32	416	384	29	413

ENA	3	–	3	–	3	4	(27)	(23)

Share of post-tax results of associates and joint ventures	420	(33)	387	32	419	1,012	23,197	24,209

Profit/(loss) before taxation	9,929	(580)	9,349	(998)	8,351	8,052	21,475	29,527

Taxation (charge)/credit on ordinary activities	(2,508)	144	(2,364)	223	(2,141)	(2,091)	10,220	8,129

Profit for the year					6,210			37,656

*

The adjustments to profit from operations, net finance costs and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(h), note 4(b), note 5(a), and note 6(b), 6(d) and 6(e), respectively.

The following table shows 2017 profit from operations and adjusted profit from operations at current rates, and 2017 adjusted profit from operations translated using 2016 rates of exchange. The 2016 figures are stated at the 2016 rates of exchange.

	2017					2016

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	1,827	101	1,928	(763)	1,165	–	–	–

APME	1,962	87	2,049	(147)	1,902	1,972	(198)	1,774

AMSSA	1,799	(17)	1,782	(134)	1,648	1,684	(262)	1,422

ENA	2,017	153	2,170	(473)	1,697	1,824	(345)	1,479

	7,605	324	7,929	(1,517)	6,412	5,480	(805)	4,675

Fox River**				–	–		(20)	(20)

Profit from operations	7,605	324	7,929	(1,517)	6,412	5,480	(825)	4,655

Net finance (costs)/income	(833)	(56)	(889)	(205)	(1,094)	(529)	(108)	(637)

United States	593	31	624	23,195	23,819	991	889	1,880

APME	354	30	384	29	413	333	11	344

AMSSA	–	–	–	–	–	–	–	–

ENA	4	–	4	(27)	(23)	3	–	3

Share of post-tax results of associates and joint ventures	951	61	1,012	23,197	24,209	1,327	900	2,227

Profit/(loss) before taxation	7,723	329	8,052	21,475	29,527	6,278	(33)	6,245

Taxation on ordinary activities	(2,017)	(74)	(2,091)	10,220	8,129	(1,473)	67	(1,406)

Profit for the year					37,656			4,839

*

The adjustments to profit from operations, net finance (costs)/income and the Group's share of the post-tax results of associates and joint ventures are explained in notes 3(e) to 3(h), note 4(b), note 5(a) and note 6(b), 6(d) and 6(e) respectively.

**

The Fox River charge in 2016 (see note 3(g) and note 28) has not been allocated to any segment as it neither relates to current operations nor the tobacco business. It has been presented separately from the segmental reporting which is used to evaluate segment performance and to allocate resources, and is reported to the chief operating decision maker on this basis.

Adjusted profit from operations at constant rates of £10,924 million (2017: £7,605 million; 2016: £5,197 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e),(f) and (3h). These are excluded from segmental profit from operations at constant rates as follows:

	2018					2017

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	158	(4)	154	289	443	59	116	175

APME	111	(6)	105	22	127	111	24	135

AMSSA	100	1	101	115	216	102	32	134

ENA	148	(5)	143	109	252	162	296	458

	517	(14)	503	535	1,038	434	468	902

	2017					2016

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	57	2	59	116	175	–	–	–

APME	109	2	111	24	135	114	52	166

AMSSA	99	3	102	32	134	121	48	169

ENA	153	9	162	296	458	160	112	272

	418	16	434	468	902	395	212	607

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m

External revenue	184	203	266	24,308	19,361	13,864	24,492	19,564	14,130

	United Kingdom		All foreign countries		Group

	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m

Intangible assets	529	514	123,484	117,271	124,013	117,785

Property, plant and equipment	404	406	4,762	4,476	5,166	4,882

Investments in associates and joint ventures	–	–	1,737	1,577	1,737	1,577

The consolidated results of RAI companies operating in the United States met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments. Revenue arising from the operations of RAI in 2018 and in 2017 since the date of acquisition was £9,506 million and £4,160 million; respectively. Non-current assets attributable to the operations of RAI were £113,935 million (2017: £107,154 million).

The main acquisitions comprising the goodwill balance of £46,163 million (2017: £44,147 million), included in intangible assets, are provided in note 9. Included in investments in associates and joint ventures are amounts of £1,682 million (2017: £1,527 million) attributable to the investment in ITC Ltd. Further information is provided in notes 5 and 11.